RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivative Assets and Liabilities Measured on a Recurring Basis (Details) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Fair Value Hierarchy
Derivative Instrument Assets	CAD 610	CAD 502
Derivative Instrument Liabilities	(1,551)	(1,160)
Commodity contract | Power
Fair Value Hierarchy
Derivative Instrument Assets	509	488
Derivative Instrument Liabilities	(717)	(657)
Foreign exchange contracts
Fair Value Hierarchy
Derivative Instrument Assets	96	7
Derivative Instrument Liabilities	(828)	(497)
Interest rate
Fair Value Hierarchy
Derivative Instrument Assets	5	7
Derivative Instrument Liabilities	(6)	(6)
Recurring basis
Fair Value Hierarchy
Assets and (liabilities), net	(941)	(658)
Recurring basis | Commodity contract | Power
Fair Value Hierarchy
Derivative Instrument Assets	509	488
Derivative Instrument Liabilities	(717)	(657)
Recurring basis | Foreign exchange contracts
Fair Value Hierarchy
Derivative Instrument Assets	96	7
Derivative Instrument Liabilities	(828)	(497)
Recurring basis | Interest rate
Fair Value Hierarchy
Derivative Instrument Assets	5	7
Derivative Instrument Liabilities	(6)	(6)
Recurring basis | Quoted Prices in Active Markets (Level I)
Fair Value Hierarchy
Assets and (liabilities), net	(68)	(46)
Recurring basis | Quoted Prices in Active Markets (Level I) | Commodity contract | Power
Fair Value Hierarchy
Derivative Instrument Assets	34	40
Derivative Instrument Liabilities	(102)	(86)
Recurring basis | Significant Other Observable Inputs (Level II)
Fair Value Hierarchy
Assets and (liabilities), net	(882)	(616)
Recurring basis | Significant Other Observable Inputs (Level II) | Commodity contract | Power
Fair Value Hierarchy
Derivative Instrument Assets	462	441
Derivative Instrument Liabilities	(611)	(568)
Recurring basis | Significant Other Observable Inputs (Level II) | Foreign exchange contracts
Fair Value Hierarchy
Derivative Instrument Assets	96	7
Derivative Instrument Liabilities	(828)	(497)
Recurring basis | Significant Other Observable Inputs (Level II) | Interest rate
Fair Value Hierarchy
Derivative Instrument Assets	5	7
Derivative Instrument Liabilities	(6)	(6)
Recurring basis | Significant Unobservable Inputs (Level III)
Fair Value Hierarchy
Assets and (liabilities), net	9	4
Recurring basis | Significant Unobservable Inputs (Level III) | Commodity contract | Power
Fair Value Hierarchy
Derivative Instrument Assets	13	7
Derivative Instrument Liabilities	CAD (4)	CAD (3)